Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2013
Basis of Presentation
Summary of effects of changes in Athlon's partnership interest in Holdings on Athlon's equity

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(in thousands)
Net income attributable to stockholders	$2,482	$37,058
Transfer from noncontrolling interest:
Increase in Athlon’s paid-in capital for corporate reorganization	—	290,950
Increase in Athlon’s paid-in capital for issuance of 15,789,474 shares of common stock in initial public offering	295,473	295,473
Net transfer from noncontrolling interest	295,473	586,423
Change from net income attributable to stockholders and transfers from (to) noncontrolling interest	$297,955	$623,481